Foreign currency exchange gain and loss	12 Months Ended
Mar. 31, 2017
Foreign currency exchange gain and loss

21.    Foreign currency exchange gain and loss:

Foreign currency exchange results (mainly arising from foreign currency borrowings) for the fiscal years ended March 31, 2015, 2016 and 2017 were a gain of ¥96 million and losses of ¥5,467 million and ¥13,936 million, respectively, and are included in “Other, net” of “Other income (expenses)” in the consolidated statements of income.